Federal Home Loan Bank Advances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Advances from FHLB	$ 22,500	$ 37,726
Maturities from June 2014through January 2017, fixed rates, minimum	1.50%
Maturities from June 2014through January 2017, fixed rates, maximum	4.25%
Maturities from June 2014through January 2017, fixed rates, averaging	2.24%
Maturities, year from	2015
Maturities, year to	2019
Outstanding letters of credit with FHLB	22,700	23,300
FHLB borrowings collateralized by residential mortgage loans	131,850	91,540
FHLB maximum borrowing capacity	124,741
FHLB remaining borrowing capacity	$ 36,841